Total
TIFF Short-Term Fund
TIFF Short-Term Fund
TIFF Investment Program (“TIP”) Supplement dated April 29, 2020 to the Prospectus dated April 29, 2020 TIFF Short-Term Fund

For members who are not non-profit organizations, the following supplements similar language under the heading Fund Performance — Average Annual Total Returns in each fund summary section of the prospectus.

Average Annual Total Returns (for periods ended 12/31/2019)

The table below illustrates the changes in the funds’ yearly performance and shows how each fund’s average returns for one year, five years, ten years, and since fund inception, which reflect the deduction of entry and exit fees from a member’s account, compared with selected benchmarks. Past performance (before and after taxes) is not necessarily an indication of how the funds will perform in the future.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.  Actual after-tax returns depend upon a member’s tax situation and may differ from those shown.

Average Annual Returns -	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
TIFF Short-Term Fund	Return before Taxes	2.20%	0.92%	0.43%	2.59%	May 31, 1994
After Taxes on Distributions | TIFF Short-Term Fund	Return after Taxes on Distributions	1.30%	0.54%	0.24%	1.57%
After Taxes on Distributions and Sale of Fund Shares | TIFF Short-Term Fund	Return after Taxes on Distributions and Sale of Fund Shares	1.30%	0.54%	0.25%	1.58%
BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses, or taxes)	BofA Merrill Lynch US 6-Month Treasury Bill Index (does not reflect fees, expenses, or taxes)	2.57%	1.26%	0.74%	2.79%	May 31, 1994